Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of April 2017

Collection Period Start	1-Apr-17	Distribution Date	15-May-17
Collection Period End	30-Apr-17	30/360 Days	30
Beg. of Interest Period	17-Apr-17	Actual/360 Days	28
End of Interest Period	15-May-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,190,249,771.82	656,291,381.27	607,176,280.86	0.5101251
Total Securities		1,190,249,771.82	656,291,381.27	607,176,280.86	0.5101251
Class A-1 Notes	0.420000%	135,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.180000%	232,000,000.00	12,667,425.10	0.00	0.0000000
Class A-2b Notes	1.523890%	190,000,000.00	10,374,184.35	0.00	0.0000000
Class A-3 Notes	1.540000%	280,000,000.00	280,000,000.00	253,926,509.04	0.9068804
Class A-4 Notes	1.700000%	162,800,000.00	162,800,000.00	162,800,000.00	1.0000000
Certificates	0.000000%	190,449,771.82	190,449,771.82	190,449,771.82	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	12,667,425.10	12,456.30	54.6009703	0.0536909
Class A-2b Notes	10,374,184.35	12,295.98	54.6009703	0.0647157
Class A-3 Notes	26,073,490.96	359,333.33	93.1196106	1.2833333
Class A-4 Notes	0.00	230,633.33	0.0000000	1.4166666
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	49,115,100.41	614,718.94

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				9,052,856.87
Monthly Interest				3,056,533.54
Total Monthly Payments				12,109,390.41

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				570,431.91
Aggregate Sales Proceeds Advance				21,886,331.28
Total Advances				22,456,763.19

Vehicle Disposition Proceeds:
Reallocation Payments				26,876,841.89
Repurchase Payments				1,045,819.73
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				9,481,410.06
Excess Wear and Tear and Excess Mileage				309,881.73
Remaining Payoffs				0.00
Net Insurance Proceeds				667,831.98
Residual Value Surplus				743,713.93
Total Collections				73,691,652.92

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	20,806,628.89			1,501
Involuntary Repossession	312,715.00			27
Voluntary Repossession	204,295.00			15
Full Termination	5,514,565.00			384
Bankruptcty	38,638.00			2
Insurance Payoff		659,263.10		41
Customer Payoff			223,637.21	13
Grounding Dealer Payoff			5,491,936.51	289
Dealer Purchase			1,734,729.73	82
Total	26,876,841.89	659,263.10	7,450,303.45	2,354

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of April 2017

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	39,924	768,119,712.92	7.00000%	656,291,381.27
Total Depreciation Received		(11,753,753.89)		(9,472,632.19)
Principal Amount of Gross Losses	(83)	(1,539,315.30)		(1,347,530.23)
Repurchase / Reallocation	(71)	(1,184,028.41)		(1,045,819.73)
Early Terminations	(1,532)	(25,685,858.94)		(21,468,315.37)
Scheduled Terminations	(1,005)	(18,146,066.36)		(15,780,802.89)
Pool Balance - End of Period	37,233	709,810,690.02		607,176,280.86

Remaining Pool Balance
Lease Payment				107,488,124.93
Residual Value				499,688,155.93
Total				607,176,280.86

III. DISTRIBUTIONS

Total Collections					73,691,652.92
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					73,691,652.92

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					371,919.17
3. Reimbursement of Sales Proceeds Advance					18,789,604.69
4. Servicing Fee:
Servicing Fee Due					546,909.48
Servicing Fee Paid					546,909.48
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					19,708,433.34

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					12,456.30

Class A-2a Notes Monthly Interest Paid					12,456.30
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					12,295.98

Class A-2b Notes Monthly Interest Paid					12,295.98
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					359,333.33

Class A-3 Notes Monthly Interest Paid					359,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of April 2017

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	230,633.33

Class A-4 Notes Monthly Interest Paid	230,633.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	614,718.94
Total Note and Certificate Monthly Interest Paid	614,718.94
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	53,368,500.64

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	49,115,100.41

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	49,115,100.41
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,253,400.23

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of April 2017

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,951,248.86
Required Reserve Account Amount			17,853,746.58
Beginning Reserve Account Balance			17,853,746.58
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			17,853,746.58
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			4,253,400.23
Gross Reserve Account Balance			22,107,146.81
Remaining Available Collections Released to Seller			4,253,400.23
Total Ending Reserve Account Balance			17,853,746.58

V. POOL STATISTICS

Weighted Average Remaining Maturity			8.91
Monthly Prepayment Speed			94%
Lifetime Prepayment Speed			97%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,244,962.48
Securitization Value of Defaulted Receivables and Casualty Receivables		1,347,530.23	83
Aggregate Defaulted and Casualty Gain (Loss)		(102,567.75)
Pool Balance at Beginning of Collection Period		656,291,381.27
Net Loss Ratio
Current Collection Period		-0.0156%
Preceding Collection Period		0.0013%
Second Preceding Collection Period		-0.0351%
Third Preceding Collection Period		-0.0340%

Cumulative Net Losses for all Periods		0.2314%	2,753,867.54

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.75%	4,925,406.79	297
61-90 Days Delinquent	0.19%	1,215,717.09	74
91-120+ Days Delinquent	0.04%	284,611.93	17
More than 120 Days	0.01%	56,686.02	3
Total Delinquent Receivables:	0.99%	6,482,421.83	391

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount	Number
Current Collection Period		0.23%	0.23%
Preceding Collection Period		0.22%	0.21%
Second Preceding Collection Period		0.26%	0.28%
Third Preceding Collection Period		0.31%	0.30%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		26,321,193.89	1,885
Securitization Value		27,535,306.20	1,885
Aggregate Residual Gain (Loss)		(1,214,112.31)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		182,905,590.05	12,900
Cumulative Securitization Value		196,060,261.93	12,900
Cumulative Residual Gain (Loss)		(13,154,671.88)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			30,881,654.38
Reimbursement of Outstanding Advance			18,789,604.69
Additional Advances for current period			21,886,331.28
Ending Balance of Residual Advance			33,978,380.97

Beginning Balance of Payment Advance			1,105,096.34
Reimbursement of Outstanding Payment Advance			371,919.17
Additional Payment Advances for current period			570,431.91
Ending Balance of Payment Advance			1,303,609.08

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of April 2017

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	NO